Fair Value Accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Accounting
(16)	FAIR VALUE ACCOUNTING

Fair value of financial instruments

Available for sale securities—The fair value of available for sale securities was $4.5 million at both March 31, 2015 and December 31, 2014. The fair value was based upon either Level 1 inputs when the securities are actively traded with quoted market prices or Level 2 when the securities are not frequently traded.

Long-term borrowings—The fair values of the Dollar Senior Notes and Euro Senior Notes at March 31, 2015 were $813.8 million and $284.6 million, respectively. The fair values at December 31, 2014 were $795.0 million and $320.5 million, respectively. The estimated fair values of these notes are based on recent trades, as reported by a third party pricing service. Due to the infrequency of trades of the Dollar Senior Notes and the Euro Senior Notes, these inputs are considered to be Level 2 inputs.

The fair values of the New Dollar Term Loan and the New Euro Term Loan at March 31, 2015 were $2,149.0 million and $428.2 million, respectively. The fair values at December 31, 2014 were $2,100.5 million and $478.0 million, respectively. The estimated fair values of the Dollar Term Loan and the Euro Term Loan are based on recent trades, as reported by a third party pricing service. Due to the infrequency of trades of the Dollar Term Loan and the Euro Term Loan, these inputs are considered to be Level 2 inputs.

(23)	FAIR VALUE ACCOUNTING

(a)	Assets measured at fair value on a nonrecurring basis

During the Successor years ended December 31, 2014 and December 31, 2013 we recorded impairment losses of $0.1 million and $3.2 million, respectively, associated with the abandonment of certain in process research and development projects acquired in the Acquisition. During the Predecessor period from January 1, 2013 through January 31, 2013 no assets were adjusted to their fair values on a nonrecurring basis. See Note 3 for further discussion of recording the fair values of the indefinite-lived in-process research and development intangible assets acquired in the Acquisition, and the subsequent testing of these assets for impairment.

(b)	Fair value of financial instruments

Available for sale securities—The fair values of available for sale securities at December 31, 2014 and 2013 were $4.5 million and $4.9 million, respectively. The fair value was based upon either Level 1 inputs when the securities are actively traded with quoted market prices or Level 2 when the securities are not frequently traded.

Long-term borrowings—The fair values of the Dollar Senior Notes and Euro Senior Notes at December 31, 2014 were $795.0 million and $320.5 million, respectively. The fair values at December 31, 2013 were $798.8 million and $362.1 million, respectively. The estimated fair values of these notes are based on recent trades, as reported by a third party pricing service. Due to the infrequency of trades of the Dollar Senior Notes and the Euro Senior Notes, these inputs are considered to be Level 2 inputs.

The fair values of the Dollar Term Loan and the Euro Term Loan at December 31, 2014 were $2,100.5 million and $478.0 million, respectively. The fair values at December 31, 2013 were $2,297.1 million and $552.5 million, respectively. The estimated fair values of the Dollar Term Loan and the Euro Term Loan are based on recent trades, as reported by a third party pricing service. Due to the infrequency of trades of the Dollar Term Loan and the Euro Term Loan, these inputs are considered to be Level 2 inputs.